Schedule of Investments
January 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–53.18%(a)
Australia–1.07%
Australia Government Bond, Series 162, 1.75%, 06/21/2051(b)	AUD	34,000	$15,095
BHP Billiton Finance Ltd., Series 13, 3.13%, 04/29/2033(b)	EUR	100,000	102,809
Macquarie Group Ltd., 0.95%, 05/21/2031(b)	EUR	100,000	83,935
Scentre Group Trust 1/Scentre Group Trust 2, 1.75%, 04/11/2028(b)	EUR	100,000	94,723
			296,562
Austria–0.15%
OMV AG, 1.00%, 07/03/2034(b)	EUR	50,000	40,470
Belgium–0.25%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	70,631
Canada–2.04%
Canadian Government Bond,
3.00%, 11/01/2024	CAD	209,000	154,750
2.75%, 09/01/2027	CAD	204,000	151,369
2.00%, 06/01/2032	CAD	31,000	21,551
2.00%, 12/01/2051	CAD	216,000	131,023
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	104,733
			563,426
France–6.73%
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	107,889
BNP Paribas S.A.,
2.75%, 07/25/2028(b)(c)	EUR	100,000	102,625
1.13%, 01/15/2032(b)(c)	EUR	100,000	94,114
BPCE S.A., 1.00%, 01/14/2032(b)	EUR	100,000	84,983
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	110,833
Credit Agricole S.A., 1.00%, 07/03/2029(b)	EUR	100,000	93,252
French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	888,857
Holding d’Infrastructures de Transport S.A.S.U., 1.63%, 09/18/2029(b)	EUR	100,000	93,601
Imerys S.A., 1.00%, 07/15/2031(b)	EUR	100,000	79,397
Mercialys S.A., 4.63%, 07/07/2027(b)	EUR	100,000	99,457
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	106,305
			1,861,313
	Principal Amount		Value
Germany–8.06%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	$96,072
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	52,594
Bundesobligation, 1.30%, 10/15/2027(b)	EUR	514,833	535,223
Bundesrepublik Deutschland Bundesanleihe,
0.01%, 08/15/2030(b)	EUR	532,675	491,839
0.01%, 08/15/2050(b)	EUR	213,158	128,673
Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	72,993
Deutsche Telekom International Finance B.V., 0.63%, 12/13/2024(b)	EUR	80,000	83,420
Fresenius SE & Co. KGaA, 2.88%, 02/15/2029(b)	EUR	35,000	35,704
Hella GmbH & Co. KGaA, 1.00%, 05/17/2024	EUR	50,000	52,444
Heraeus Finance GmbH, 2.63%, 06/09/2027(b)	EUR	100,000	100,567
HOCHTIEF AG, 0.63%, 04/26/2029(b)	EUR	50,000	43,866
Mercedes-Benz International Finance B.V., 0.01%, 02/08/2024(b)	EUR	38,000	40,017
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	101,159
Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	105,232
Volkswagen International Finance N.V., 1.88%, 03/30/2027(b)	EUR	100,000	100,574
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	104,053
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	86,573
			2,231,003
Indonesia–0.62%
Indonesia Treasury Bond, Series FR81, 6.50%, 06/15/2025	IDR	2,546,000,000	171,270
Italy–0.38%
Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	104,936
Japan–9.14%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	166,100,000	1,279,396
Series 361, 0.10%, 12/20/2030	JPY	84,450,000	628,199
Series 69, 0.70%, 12/20/2050	JPY	84,250,000	520,041
Nissan Motor Co. Ltd., 2.65%, 03/17/2026(b)	EUR	100,000	102,729
			2,530,365

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Luxembourg–0.30%
AXA Logistics Europe Master S.C.A., 0.88%, 11/15/2029(b)	EUR	100,000	$82,931
Malaysia–0.18%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	49,841
Mexico–1.08%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	298,317
Netherlands–0.18%
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	49,236
New Zealand–1.96%
New Zealand Government Bond,
Series 0526, 0.50%, 05/15/2026	NZD	736,000	421,883
Series 0532, 2.00%, 05/15/2032	NZD	224,000	121,411
			543,294
Norway–3.97%
Norway Government Bond,
Series 477, 1.75%, 03/13/2025(b)	NOK	1,937,000	189,039
Series 479, 1.75%, 02/17/2027(b)	NOK	6,193,000	593,425
Series 484, 2.13%, 05/18/2032(b)	NOK	3,366,000	315,113
			1,097,577
Poland–0.96%
Energa Finance AB, 2.13%, 03/07/2027(b)	EUR	100,000	98,311
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	167,737
			266,048
South Korea–1.07%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	138,811
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	79,745
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	78,339
			296,895
Spain–0.37%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	103,556
Sweden–3.13%
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	102,119
	Principal Amount		Value
Sweden–(continued)
Sweden Government Bond,
0.75%, 05/12/2028(b)	SEK	1,310,000	$116,536
Series 1056, 2.25%, 06/01/2032(b)	SEK	4,470,000	435,944
Series 1057, 1.50%, 11/13/2023(b)	SEK	1,645,000	155,651
Telia Co. AB, 3.88%, 10/01/2025(b)	EUR	50,000	55,067
			865,317
Switzerland–7.24%
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/2028(b)	EUR	100,000	97,482
Credit Suisse AG, 0.25%, 01/05/2026(b)	EUR	100,000	95,028
Swiss Confederation Government Bond,
1.25%, 06/11/2024(b)	CHF	313,000	342,812
3.25%, 06/27/2027(b)	CHF	889,000	1,060,487
0.50%, 06/27/2032(b)	CHF	377,000	384,757
4.00%, 01/06/2049(b)	CHF	14,000	24,486
			2,005,052
Thailand–0.16%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	44,735
United Kingdom–2.89%
B.A.T. International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	90,522
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	104,811
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	93,253
Global Switch Holdings Ltd., 2.25%, 05/31/2027(b)	EUR	100,000	102,587
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	102,658
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	105,088
United Kingdom Gilt, 0.63%, 10/22/2050(b)	GBP	342,946	199,578
			798,497
United States–1.25%
AGCO International Holdings B.V., 0.80%, 10/06/2028(b)	EUR	100,000	90,843
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	92,229
Goldman Sachs Group, Inc. (The), 0.13%, 08/19/2024(b)	EUR	60,000	62,157
Philip Morris International, Inc., 2.88%, 05/14/2029	EUR	100,000	101,800
			347,029
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,857,048)			14,718,301
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–23.23%
Australia–0.35%
Westpac Banking Corp.,
2.35%, 02/19/2025	$65,000	$62,252
3.35%, 03/08/2027	35,000	33,620
		95,872
Brazil–0.08%
Suzano Austria GmbH, 3.75%, 01/15/2031	25,000	21,419
Canada–0.72%
Brookfield Finance, Inc., 4.85%, 03/29/2029	90,000	89,566
Magna International, Inc., 3.63%, 06/15/2024	52,000	51,097
TransCanada PipeLines Ltd., 4.88%, 01/15/2026	60,000	60,332
		200,995
Chile–0.09%
Enel Generacion Chile S.A., 4.25%, 04/15/2024	25,000	24,799
France–0.09%
AXA S.A., 8.60%, 12/15/2030	20,000	24,694
Japan–0.16%
Mitsubishi UFJ Financial Group, Inc., 3.74%, 03/07/2029	25,000	23,720
Sumitomo Mitsui Financial Group, Inc., 2.14%, 09/23/2030	25,000	20,049
		43,769
Luxembourg–0.13%
ArcelorMittal S.A., 6.75%, 03/01/2041	35,000	36,340
Mexico–0.53%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035	35,000	39,026
6.13%, 03/30/2040	100,000	109,376
		148,402
Netherlands–0.77%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041	85,000	93,079
Koninklijke KPN N.V., 8.38%, 10/01/2030	30,000	35,395
Shell International Finance B.V.,
2.38%, 11/07/2029	35,000	31,380
6.38%, 12/15/2038	45,000	52,524
		212,378
Switzerland–0.14%
Credit Suisse USA, Inc., 7.13%, 07/15/2032	35,000	37,876
United Kingdom–2.96%
B.A.T Capital Corp.,
3.56%, 08/15/2027	35,000	32,683
2.26%, 03/25/2028	30,000	25,816
4.74%, 03/16/2032	25,000	23,131
4.54%, 08/15/2047	15,000	11,451
5.28%, 04/02/2050	75,000	63,184
	Principal Amount	Value
United Kingdom–(continued)
Barclays PLC, 4.84%, 05/09/2028	$200,000	$193,369
BP Capital Markets PLC, 3.72%, 11/28/2028(e)	35,000	34,064
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	43,663	38,157
British Telecommunications PLC, 9.63%, 12/15/2030	20,000	25,242
HSBC Holdings PLC,
4.58%, 06/19/2029(c)	200,000	193,947
6.10%, 01/14/2042	40,000	44,937
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	93,545
nVent Finance S.a.r.l., 4.55%, 04/15/2028	25,000	23,774
Reynolds American, Inc., 5.70%, 08/15/2035	18,000	17,247
		820,547
United States–17.21%
3M Co., 5.70%, 03/15/2037	65,000	68,067
Adventist Health System, 2.95%, 03/01/2029	40,000	35,227
Aflac, Inc., 1.13%, 03/15/2026	50,000	45,141
Allstate Corp. (The), 3.28%, 12/15/2026	20,000	19,308
Altria Group, Inc.,
4.80%, 02/14/2029(e)	74,000	73,267
3.40%, 05/06/2030	40,000	35,438
2.45%, 02/04/2032	45,000	35,193
5.95%, 02/14/2049	10,000	9,468
Amazon.com, Inc.,
4.25%, 08/22/2057	40,000	36,721
3.25%, 05/12/2061	45,000	33,162
4.10%, 04/13/2062	40,000	35,180
American Express Co., 2.50%, 07/30/2024	45,000	43,495
American Honda Finance Corp., 2.15%, 09/10/2024	20,000	19,216
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	49,035
Appalachian Power Co., 7.00%, 04/01/2038	25,000	29,550
Apple, Inc.,
1.70%, 08/05/2031	40,000	32,945
4.45%, 05/06/2044	35,000	34,912
Ares Capital Corp., 3.20%, 11/15/2031	35,000	27,497
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	30,000	26,101
Athene Holding Ltd., 4.13%, 01/12/2028	20,000	19,069
Bank of America Corp.,
4.20%, 08/26/2024	70,000	69,256
4.00%, 01/22/2025	30,000	29,496
4.45%, 03/03/2026	35,000	34,700
3.85%, 03/08/2037(c)	40,000	34,907
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	34,727
BlackRock, Inc., 2.10%, 02/25/2032	25,000	20,810
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Boeing Co. (The), 6.63%, 02/15/2038	$92,000	$100,927
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	65,319
Boston Properties L.P., 3.40%, 06/21/2029(e)	35,000	31,132
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	25,000	23,849
Broadcom, Inc., 4.93%, 05/15/2037(b)	25,000	22,973
California Institute of Technology, 4.70%, 11/01/2111	22,000	20,475
Capital One Financial Corp., 3.20%, 02/05/2025	75,000	72,805
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	30,000	26,022
Celanese US Holdings LLC, 6.38%, 07/15/2032(e)	25,000	25,206
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	57,542
Cigna Corp., 4.50%, 02/25/2026	55,000	54,829
Cintas Corp. No. 2, 3.70%, 04/01/2027	25,000	24,393
Citigroup, Inc.,
3.75%, 06/16/2024	45,000	44,433
8.13%, 07/15/2039	20,000	26,526
CNA Financial Corp., 3.45%, 08/15/2027	25,000	23,690
Collins Aerospace, 3.20%, 03/15/2024	51,000	50,144
CommonSpirit Health,
2.76%, 10/01/2024	30,000	28,997
1.55%, 10/01/2025	40,000	36,887
ConocoPhillips Co., 6.95%, 04/15/2029	20,000	22,667
Constellation Energy Generation LLC, 6.25%, 10/01/2039	60,000	64,777
Corning, Inc., 5.85%, 11/15/2068	13,000	13,114
Dell International LLC/EMC Corp.,
8.10%, 07/15/2036	20,000	23,436
8.35%, 07/15/2046	25,000	30,222
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052	25,000	17,633
Dignity Health, 5.27%, 11/01/2064	25,000	24,030
DuPont de Nemours, Inc., 4.49%, 11/15/2025	65,000	64,956
Eli Lilly and Co., 5.50%, 03/15/2027	75,000	79,181
Energy Transfer L.P., 4.95%, 05/15/2028	35,000	34,571
Enstar Group Ltd., 3.10%, 09/01/2031	25,000	19,339
Enterprise Products Operating LLC, 4.15%, 10/16/2028	25,000	24,433
Principal Amount		Value
United States–(continued)
ERP Operating L.P., 4.15%, 12/01/2028	$40,000	$38,693
Eversource Energy, Series M, 3.30%, 01/15/2028	50,000	47,430
Exxon Mobil Corp., 2.44%, 08/16/2029(e)	45,000	40,778
Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	47,724
General Motors Co., 6.75%, 04/01/2046	63,000	65,644
Georgia-Pacific LLC, 8.88%, 05/15/2031	15,000	18,930
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	20,000	19,524
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	101,000	100,055
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	21,597
Hasbro, Inc., 6.35%, 03/15/2040	50,000	51,669
HCA, Inc., 5.13%, 06/15/2039	30,000	28,321
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	31,691
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	15,000	12,845
HP, Inc.,
5.50%, 01/15/2033	15,000	14,741
6.00%, 09/15/2041	31,000	31,557
Intel Corp.,
4.95%, 03/25/2060	41,000	38,915
5.05%, 08/05/2062	75,000	70,388
International Business Machines Corp., 7.13%, 12/01/2096	43,000	57,863
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	62,944
JPMorgan Chase & Co.,
3.88%, 09/10/2024	50,000	49,265
4.13%, 12/15/2026	40,000	39,621
Kemper Corp., 3.80%, 02/23/2032	25,000	21,872
McKesson Corp., 1.30%, 08/15/2026(e)	25,000	22,318
Microsoft Corp., 3.04%, 03/17/2062	50,000	37,939
MidAmerican Energy Co.,
3.65%, 04/15/2029	20,000	19,255
6.75%, 12/30/2031	20,000	23,123
Morgan Stanley,
3.70%, 10/23/2024	85,000	83,576
4.35%, 09/08/2026	35,000	34,329
Nordstrom, Inc., 5.00%, 01/15/2044	43,000	29,071
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	55,000	44,563
Oracle Corp.,
3.85%, 04/01/2060	50,000	36,220
4.10%, 03/25/2061	45,000	34,141
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	25,000	23,147
4.55%, 07/01/2030	25,000	23,342
4.40%, 03/01/2032	25,000	22,713
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Paramount Global, 7.88%, 07/30/2030	$35,000	$38,630
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	53,420
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	49,000	45,828
Philip Morris International, Inc.,
3.13%, 03/02/2028	20,000	18,783
2.10%, 05/01/2030	25,000	20,948
6.38%, 05/16/2038	30,000	33,445
4.50%, 03/20/2042	35,000	31,024
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	49,518
PPG Industries, Inc., 1.20%, 03/15/2026	40,000	36,036
Prudential Financial, Inc., 3.70%, 10/01/2050(c)	50,000	43,107
Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	39,453
Realty Income Corp., 3.95%, 08/15/2027	25,000	24,407
Simon Property Group L.P., 6.75%, 02/01/2040	38,000	44,013
Southern California Edison Co.,
6.65%, 04/01/2029	75,000	79,753
Series 2004-G, 5.75%, 04/01/2035	30,000	31,753
Southern California Gas Co., 3.20%, 06/15/2025	25,000	24,138
Southwest Airlines Co., 3.00%, 11/15/2026	50,000	46,691
Southwest Gas Corp., 4.05%, 03/15/2032	45,000	41,320
Spirit Realty L.P., 3.20%, 02/15/2031	30,000	25,285
Stewart Information Services Corp., 3.60%, 11/15/2031	25,000	19,753
Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	32,217
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	54,009
Truist Financial Corp., 2.50%, 08/01/2024	60,000	58,055
Union Electric Co., 8.45%, 03/15/2039	48,000	64,740
United Parcel Service, Inc., 2.20%, 09/01/2024	25,000	24,086
US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	31,068	28,823
Verizon Communications, Inc.,
4.13%, 03/16/2027	45,000	44,467
4.33%, 09/21/2028	26,000	25,661
Wachovia Corp., 7.57%, 08/01/2026(f)	82,000	89,177
Walt Disney Co. (The), 3.70%, 03/23/2027	25,000	24,487
Warnermedia Holdings, Inc., 4.05%, 03/15/2029(b)	46,000	42,246
Wells Fargo & Co., 4.10%, 06/03/2026	76,000	74,737
	Principal Amount	Value
United States–(continued)
Western Union Co. (The), 6.20%, 11/17/2036	$20,000	$20,754
		4,762,964
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,069,887)		6,430,055

U.S. Government Sponsored Agency Mortgage-Backed Securities–12.84%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	577,727	520,151
4.50%, 09/01/2049 - 01/01/2050	32,601	32,637
3.00%, 01/01/2050 - 05/01/2050	205,353	191,122
2.00%, 01/01/2051 - 10/01/2051	523,342	442,542
Federal National Mortgage Association,
4.50%, 06/01/2049	14,256	14,350
3.00%, 10/01/2049 - 03/01/2050	159,662	147,104
2.50%, 01/01/2050 - 08/01/2050	431,068	385,748
2.00%, 03/01/2051 - 08/01/2051	470,566	397,746
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.08%, 03/25/2024(g)	1,437,816	12,681
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 02/01/2038(h)	420,000	381,790
2.50%, 02/01/2053(h)	579,000	507,185
3.00%, 02/01/2053(h)	278,000	252,632
3.50%, 02/01/2053(h)	285,000	267,348
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,898,643)		3,553,036
U.S. Treasury Securities–11.90%
U.S. Treasury Bills–0.66%
3.71 - 4.16%, 03/09/2023(i)(j)	23,909	23,909
4.48 - 4.56%, 05/11/2023(i)(j)	160,044	159,974
		183,883
U.S. Treasury Bonds–2.49%
4.00%, 11/15/2052	658,193	687,709
U.S. Treasury Notes–8.75%
4.38%, 10/31/2024	1,495,618	1,500,732
0.38%, 09/30/2027	208,824	214,530
4.13%, 10/31/2027	483,790	491,005
4.13%, 11/15/2032	211,468	215,699
		2,421,966
Total U.S. Treasury Securities (Cost $3,241,846)		3,293,558
	Shares
Exchange-Traded Funds–1.38%
United States–1.38%
Invesco High Yield Bond Factor ETF(k) (Cost $444,555)	17,500	381,500
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Shares		Value
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(k)(l)	54,047	$54,047
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(k)(l)	38,597	38,608
Invesco Treasury Portfolio, Institutional Class, 4.30%(k)(l)	61,768	61,768
Total Money Market Funds (Cost $154,423)		154,423
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-103.09% (Cost $31,666,402)		28,530,873
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 4.36%(k)(l)(m)	57,874	$57,874
Invesco Private Prime Fund, 4.59%(k)(l)(m)	148,808	148,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $206,727)		206,727
TOTAL INVESTMENTS IN SECURITIES—103.84% (Cost $31,873,129)		28,737,600
OTHER ASSETS LESS LIABILITIES–(3.84)%		(1,064,036)
NET ASSETS–100.00%		$27,673,564
Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $10,116,786, which represented 36.56% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security was out on loan at January 31, 2023.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2023.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Invesco High Yield Bond Factor ETF	$368,287	$-	$-	$14,965	$-	$381,500	$4,823*
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	702,470	(648,423)	-	-	54,047	1,066
Invesco Liquid Assets Portfolio, Institutional Class	-	501,764	(463,158)	-	2	38,608	582
Invesco Treasury Portfolio, Institutional Class	-	802,822	(741,054)	-	-	61,768	889
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$33,265	$112,724	$(88,115)	$-	$-	$57,874	$289**
Invesco Private Prime Fund	88,347	255,647	(195,162)	-	21	148,853	801**
Total	$489,899	$2,375,427	$(2,135,912)	$14,965	$23	$742,650	$8,450

*	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
**	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	1	March-2023	$94,893	$586	$586
Euro-Bobl	2	March-2023	255,046	(4,370)	(4,370)
Euro-Buxl 30 Year Bonds	2	March-2023	313,099	(39,094)	(39,094)
Euro-Schatz	2	March-2023	229,921	(1,739)	(1,739)
Japan 10 Year Bonds	1	March-2023	1,125,956	(12,829)	(12,829)
Long Gilt	4	March-2023	515,380	(7,841)	(7,841)
Subtotal—Long Futures Contracts				(65,287)	(65,287)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	2	March-2023	(411,297)	(1,391)	(1,391)
U.S. Treasury 5 Year Notes	6	March-2023	(655,453)	(7,048)	(7,048)
U.S. Treasury 10 Year Ultra Notes	9	March-2023	(1,090,828)	(18,547)	(18,547)
Subtotal—Short Futures Contracts				(26,986)	(26,986)
Total Futures Contracts				$(92,273)	$(92,273)

(a)	Futures contracts collateralized by $74,189 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/15/2023	Bank of America, N.A.	NOK	8,844,885	USD	897,171	$9,356
03/15/2023	Bank of America, N.A.	NZD	29,190	USD	18,892	17
03/15/2023	Bank of America, N.A.	USD	2,770,569	AUD	4,108,348	133,997
03/15/2023	Bank of America, N.A.	USD	1,672,153	CAD	2,249,368	18,911
03/15/2023	Bank of America, N.A.	USD	8,538	CHF	8,000	239
03/15/2023	Bank of America, N.A.	USD	47,636	CLP	42,539,070	5,461
03/15/2023	Bank of America, N.A.	USD	2,412,702	CNY	16,653,000	59,967
03/15/2023	Bank of America, N.A.	USD	33,153	EUR	31,043	685
03/15/2023	Bank of America, N.A.	USD	94,836	GBP	77,000	180
03/15/2023	Bank of America, N.A.	USD	79,942	INR	6,628,000	877
03/15/2023	Bank of America, N.A.	USD	114,889	KRW	149,385,000	6,413
03/15/2023	Bank of America, N.A.	USD	126,786	SGD	174,000	5,768
03/15/2023	Barclays Bank PLC	THB	89,000	USD	2,714	6
03/15/2023	Barclays Bank PLC	USD	2,774	IDR	42,941,000	86
03/15/2023	Barclays Bank PLC	ZAR	2,079,000	USD	119,243	186
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/15/2023	BNP Paribas S.A.	USD	2,729	IDR	41,012,000	$3
03/15/2023	Citibank, N.A.	USD	308,944	AUD	437,520	378
03/15/2023	Citibank, N.A.	USD	32,103	EUR	29,490	42
03/15/2023	Citibank, N.A.	USD	82,714	IDR	1,292,160,000	3,368
03/15/2023	Citibank, N.A.	USD	69,992	THB	2,424,000	3,750
03/16/2023	Citibank, N.A.	USD	65,867	HUF	26,521,850	6,817
04/03/2023	Citibank, N.A.	USD	21,550	BRL	115,740	995
03/15/2023	Deutsche Bank AG	NOK	4,222,275	USD	434,488	10,672
03/15/2023	Deutsche Bank AG	USD	115,833	CHF	108,680	3,406
03/15/2023	Deutsche Bank AG	USD	7,130	COP	35,159,560	339
03/15/2023	Deutsche Bank AG	USD	49,329	CZK	1,146,000	2,942
03/15/2023	Deutsche Bank AG	USD	304,272	EUR	292,055	14,071
03/15/2023	Deutsche Bank AG	USD	292,397	SEK	3,057,670	652
03/15/2023	Goldman Sachs International	USD	23,330	COP	114,126,810	914
02/02/2023	J.P. Morgan Chase Bank, N.A.	USD	49,038	BRL	255,447	1,284
03/02/2023	J.P. Morgan Chase Bank, N.A.	USD	27,229	BRL	139,950	203
03/15/2023	J.P. Morgan Chase Bank, N.A.	INR	1,430,380	USD	17,444	3
03/15/2023	J.P. Morgan Chase Bank, N.A.	SEK	1,310,890	USD	126,349	713
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	42,331	CAD	57,190	664
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	46,523	COP	226,406,480	1,572
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	160,566	EUR	149,000	1,845
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	275,736	GBP	227,910	5,498
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	21,411	JPY	2,940,660	1,308
03/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	2,827,790	USD	7,760	11
03/15/2023	Morgan Stanley and Co. International PLC	JPY	7,457,000	USD	57,658	46
03/15/2023	Morgan Stanley and Co. International PLC	NOK	2,071,780	USD	209,150	1,193
03/15/2023	Morgan Stanley and Co. International PLC	SEK	12,559,109	USD	1,221,952	18,277
03/15/2023	Morgan Stanley and Co. International PLC	USD	312,923	CHF	286,330	1,226
03/15/2023	Morgan Stanley and Co. International PLC	USD	6,652,586	EUR	6,368,270	288,891
03/15/2023	Morgan Stanley and Co. International PLC	USD	806,719	GBP	670,483	20,637
03/15/2023	Morgan Stanley and Co. International PLC	USD	1,154,461	JPY	155,582,209	47,554
03/15/2023	Morgan Stanley and Co. International PLC	USD	15,921	MXN	318,220	853
03/15/2023	Morgan Stanley and Co. International PLC	USD	243,995	NZD	389,950	8,156
03/15/2023	Morgan Stanley and Co. International PLC	USD	109,493	TRY	2,177,790	3,838
03/15/2023	Royal Bank of Canada	USD	492,214	CHF	458,676	11,025
03/15/2023	Royal Bank of Canada	USD	207,447	EUR	196,041	6,240
03/15/2023	Royal Bank of Canada	USD	67,143	JPY	8,693,664	23
03/15/2023	UBS AG	COP	34,157,450	USD	7,306	50
03/15/2023	UBS AG	USD	59,786	CHF	55,000	557
03/15/2023	UBS AG	USD	32,025	EUR	30,000	675
03/15/2023	UBS AG	USD	30,181	GBP	25,104	796
03/15/2023	UBS AG	USD	119,424	NZD	191,000	4,081
03/15/2023	UBS AG	USD	8,192	TRY	162,430	260
03/16/2023	UBS AG	USD	19,752	HUF	7,558,530	963
Subtotal—Appreciation						718,940
Currency Risk
03/15/2023	Bank of America, N.A.	AUD	3,452,290	USD	2,328,005	(112,733)
03/15/2023	Bank of America, N.A.	CAD	711,080	USD	527,366	(7,220)
03/15/2023	Bank of America, N.A.	CHF	522,040	USD	557,142	(15,617)
03/15/2023	Bank of America, N.A.	CLP	4,808,000	USD	5,384	(617)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/15/2023	Bank of America, N.A.	EUR	238,003	USD	255,199	$(4,227)
03/15/2023	Bank of America, N.A.	GBP	326,840	USD	402,321	(989)
03/15/2023	Bank of America, N.A.	INR	830,970	USD	10,023	(110)
03/15/2023	Bank of America, N.A.	JPY	19,327,360	USD	148,044	(1,279)
03/15/2023	Bank of America, N.A.	KRW	107,292,300	USD	82,516	(4,606)
03/15/2023	Bank of America, N.A.	NOK	3,030,270	USD	303,296	(871)
03/15/2023	Bank of America, N.A.	SEK	1,191,487	USD	113,341	(852)
03/15/2023	Bank of America, N.A.	SGD	37,930	USD	27,638	(1,258)
03/15/2023	Bank of America, N.A.	USD	840,755	NOK	8,288,700	(8,767)
03/15/2023	Barclays Bank PLC	USD	118,290	ZAR	2,062,380	(185)
03/15/2023	BNP Paribas S.A.	TRY	192,700	USD	9,702	(326)
03/15/2023	Citibank, N.A.	CLP	14,963,360	USD	17,234	(1,443)
03/15/2023	Citibank, N.A.	EUR	315,190	USD	343,116	(444)
03/15/2023	Citibank, N.A.	IDR	2,031,641,002	USD	130,049	(5,295)
03/15/2023	Citibank, N.A.	MXN	284,880	USD	14,440	(577)
03/15/2023	Citibank, N.A.	THB	812,501	USD	23,461	(1,257)
03/16/2023	Citibank, N.A.	HUF	3,441,714	USD	8,582	(851)
03/15/2023	Deutsche Bank AG	CHF	1,967,497	USD	2,096,985	(61,664)
03/15/2023	Deutsche Bank AG	COP	13,971,000	USD	2,833	(135)
03/15/2023	Deutsche Bank AG	CZK	318,000	USD	13,688	(816)
03/15/2023	Deutsche Bank AG	EUR	165,580	USD	175,060	(5,424)
03/15/2023	Deutsche Bank AG	NOK	2,221,791	USD	222,044	(970)
03/15/2023	Deutsche Bank AG	PLN	551,121	USD	121,644	(5,191)
03/15/2023	Deutsche Bank AG	SEK	28,000	USD	2,678	(6)
03/15/2023	Deutsche Bank AG	SGD	15,180	USD	11,344	(220)
03/15/2023	Deutsche Bank AG	USD	5,270	MXN	99,620	(19)
03/15/2023	Goldman Sachs International	CLP	9,816,710	USD	10,814	(1,439)
03/15/2023	Goldman Sachs International	IDR	44,899,000	USD	2,855	(136)
03/15/2023	Goldman Sachs International	PLN	52,000	USD	11,298	(669)
03/15/2023	HSBC Bank USA	INR	655,250	USD	7,893	(97)
03/15/2023	HSBC Bank USA	KRW	17,176,000	USD	13,759	(188)
02/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	255,447	USD	49,196	(1,127)
03/02/2023	J.P. Morgan Chase Bank, N.A.	BRL	115,497	USD	22,471	(168)
03/15/2023	J.P. Morgan Chase Bank, N.A.	COP	38,163,356	USD	7,842	(265)
03/15/2023	J.P. Morgan Chase Bank, N.A.	EUR	137,000	USD	146,898	(2,433)
03/15/2023	J.P. Morgan Chase Bank, N.A.	GBP	97,000	USD	117,355	(2,340)
03/15/2023	J.P. Morgan Chase Bank, N.A.	JPY	4,260,000	USD	31,017	(1,896)
03/15/2023	J.P. Morgan Chase Bank, N.A.	SEK	310,790	USD	29,472	(315)
03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	84,391	SEK	866,908	(1,306)
03/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,150,000	USD	2,816	(335)
03/16/2023	J.P. Morgan Chase Bank, N.A.	USD	2,739	HUF	998,000	(4)
03/15/2023	Morgan Stanley and Co. International PLC	AUD	366,520	USD	249,794	(9,332)
03/15/2023	Morgan Stanley and Co. International PLC	CHF	48,170	USD	52,601	(249)
03/15/2023	Morgan Stanley and Co. International PLC	EUR	6,919,085	USD	7,227,993	(313,878)
03/15/2023	Morgan Stanley and Co. International PLC	MXN	5,150,870	USD	257,182	(14,350)
03/15/2023	Morgan Stanley and Co. International PLC	THB	94,000	USD	2,750	(109)
03/15/2023	Morgan Stanley and Co. International PLC	USD	25,961	JPY	3,357,500	(21)
03/15/2023	Morgan Stanley and Co. International PLC	USD	104,496	SEK	1,074,000	(1,563)
03/16/2023	Morgan Stanley and Co. International PLC	HUF	6,991,440	USD	17,145	(2,015)
03/15/2023	Royal Bank of Canada	CAD	206,407	USD	154,043	(1,132)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/15/2023	Royal Bank of Canada	SGD	40,230	USD	29,439	$(1,208)
03/15/2023	State Street Bank & Trust Co.	CHF	81,757	USD	88,247	(1,453)
03/15/2023	UBS AG	EUR	64,000	USD	68,320	(1,441)
03/15/2023	UBS AG	NZD	2,031,051	USD	1,269,933	(43,397)
Subtotal—Depreciation						(646,835)
Total Forward Foreign Currency Contracts						$72,105

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 Month STIBOR	Quarterly	(2.60)%	Annually	07/05/2032	SEK	1,573,000	$—	$1,606	$1,606
Pay	3 Month CNRR007	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	—	4,093	4,093
Receive	6 Month SARON	Semi-Annually	(0.33)	Annually	12/02/2026	CHF	61,000	48	4,437	4,389
Receive	6 Month EURIBOR	Semi-Annually	(0.49)	Annually	08/31/2023	EUR	383,000	282	8,100	7,818
Receive	3 Month USD LIBOR	Quarterly	(1.81)	Semi-Annually	10/08/2051	USD	31,000	—	8,642	8,642
Receive	6 Month EURIBOR	Semi-Annually	(0.26)	Annually	07/29/2024	EUR	418,000	7,403	20,146	12,743
Receive	3 Month USD LIBOR	Quarterly	(0.67)	Semi-Annually	10/08/2024	USD	317,000	—	20,502	20,502
Receive	3 Month STIBOR	Quarterly	(1.15)	Annually	02/02/2032	SEK	1,956,000	536	23,388	22,852
Receive	3 Month NDBB	Quarterly	(1.81)	Semi-Annually	08/03/2031	NZD	227,000	(2,632)	25,644	28,276
Receive	6 Month EURIBOR	Semi-Annually	(0.37)	Annually	11/30/2023	EUR	568,000	(15,599)	17,528	33,127
Receive	SONIA	Annually	(1.18)	Annually	09/30/2031	GBP	175,000	(6,957)	35,337	42,294
Receive	3 Month NDBB	Quarterly	(1.46)	Semi-Annually	08/03/2026	NZD	627,000	(7,468)	39,734	47,202
Subtotal — Appreciation								(24,387)	209,157	233,544
Interest Rate Risk
Pay	3 Month CNRR007	Quarterly	2.47	Quarterly	07/29/2027	CNY	4,000,000	—	(9,297)	(9,297)
Receive	3 Month NDBB	Quarterly	(4.62)	Semi-Annually	01/06/2033	NZD	328,295	—	(5,763)	(5,763)
Receive	3 Month NDBB	Quarterly	(4.69)	Semi-Annually	01/06/2028	NZD	390,733	—	(3,892)	(3,892)
Receive	6 Month ADBB	Semi-Annually	(4.30)	Semi-Annually	11/01/2027	AUD	247,000	(630)	(3,754)	(3,124)
Pay	3 Month CNRR007	Quarterly	2.59	Quarterly	10/29/2025	CNY	15,000,000	—	(2,688)	(2,688)
Pay	TONAR	Annually	0.06	Annually	03/01/2024	JPY	107,301,000	286	(247)	(533)
Pay	3 Month STIBOR	Quarterly	0.49	Annually	02/08/2031	SEK	171	(1)	(3)	(2)
Subtotal — Depreciation								(345)	(25,644)	(25,299)
Total Centrally Cleared Interest Rate Swap Agreements								$(24,732)	$183,513	$208,245

(a)	Centrally cleared swap agreements collateralized by $98,035 cash held with Counterparties.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Abbreviations:
ADBB	—Australian Dollar Bank Bill
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$14,718,301	$—	$14,718,301
U.S. Dollar Denominated Bonds & Notes	—	6,430,055	—	6,430,055
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,553,036	—	3,553,036
U.S. Treasury Securities	—	3,293,558	—	3,293,558
Exchange-Traded Funds	381,500	—	—	381,500
Money Market Funds	154,423	206,727	—	361,150
Total Investments in Securities	535,923	28,201,677	—	28,737,600
Other Investments - Assets*
Futures Contracts	586	—	—	586
Forward Foreign Currency Contracts	—	718,940	—	718,940
Swap Agreements	—	233,544	—	233,544
	586	952,484	—	953,070
Other Investments - Liabilities*
Futures Contracts	(92,859)	—	—	(92,859)
Forward Foreign Currency Contracts	—	(646,835)	—	(646,835)
Swap Agreements	—	(25,299)	—	(25,299)
	(92,859)	(672,134)	—	(764,993)
Total Other Investments	(92,273)	280,350	—	188,077
Total Investments	$443,650	$28,482,027	$—	$28,925,677

*	Unrealized appreciation (depreciation).
Invesco World Bond Factor Fund